Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Notes to the consolidated financial statements
Compensation for CMO transfer	€ 33,961
Reimbursement claim	610
Sale of equipment	310
Grants and other cost reimbursements from government agencies and similar bodies	104	€ 45,110
Other	222	124
Total	€ 35,207	€ 45,234